Shareholders' Equity - Additional Information (Details)						1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 10, 2022 USD ($) $ / shares shares	Jan. 04, 2022 USD ($) $ / shares shares	Dec. 29, 2021 USD ($) $ / shares shares	Jul. 16, 2021 USD ($) D $ / shares shares	Jul. 07, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2022 USD ($) D item $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Ordinary Shares Representing One American Depositary Share | shares							100					100
Stock Issued During Period, Shares, New Issues | shares					7,947,529
Gross proceeds | $										$ 12,366,469	$ 1,993,529
Threshold consecutive trading day period to call for exercise of warrants | D				10
Nominal value of ADS (in per warrant ADS) | $ / shares								$ 0.0001		$ 0.0001			$ 0.0001
Warrants Issued | shares										6,345,990			398,384
2020 Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance | $					$ 12,300,000
Sale of Stock, Price Per Share | $ / shares					$ 1.55
Investor warrants | 2020 Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares) | shares				398,384
Exercise price of warrants (in dollars per ADS) | $ / shares				$ 2.32
Placement agent warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Placement agent fees and expenses | $	$ 297,633
July 2021 warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term of warrants								5 years		5 years
Fair value of warrants | $				$ 231,063
December 2021 warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term of warrants								5 years		5 years
Fair value of warrants | $		$ 2,605,577
March 2022 warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term of warrants								5 years		5 years
Fair value of warrants | $	$ 3,693,622
Aspire Capital Fund LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance | $							$ 30,000,000.0						$ 2,000,001
Number of Shares to be Issued | shares													117,647,100
Percentage Of Volume Weighted Average Price Indicating Purchase Price							97.00%
Stock Issued During Period, Shares, New Issues | shares												40,760,900
Gross proceeds | $										$ 30,000,000
Amount available under the share purchase commitment facility | $								$ 22,000,000		22,000,000
Aspire Capital Fund LLC | 2020 Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance | $										$ 30,000,000				$ 6,000,000
Long-term purchase commitment period										30 months
Sale of Stock, Price Per Share | $ / shares	$ 1.20
Stock Issued During Period, Shares, New Issues | shares														460,758,800
Amount available under the share purchase commitment facility | $								22,000,000		$ 22,000,000
Warrants issued to purchase ADS (in shares) | shares	7,440,833
Fair value of commitment shares | $							$ 900,000					$ 900,000
American Depositary Share | 2020 Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Arithmetic average number of lowest closing prices for purchase of ADSs | item										3
Threshold consecutive business days | D										10
American Depositary Share | Aspire Capital Fund LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance | $							$ 30,000,000.0
Number of Shares to be Issued | shares							150,000					150,000
Sale of Stock, Description of Transaction							30% of the aggregate shares of the Company’s ADSs traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of 250,000 ADSs
Sale of Stock, Price Per Share | $ / shares							$ 0.25					$ 0.25
Share issue price (in dollars per ADS) | $ / shares									$ 0.0001		$ 0.0001
Non Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized | $								$ 2,619,879		$ 2,619,879
Employee service share based compensation, non vested awards, compensation cost not yet recognized, period for recognition										3 years 6 months
Registered Direct Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance | $	$ 8,900,000		$ 6,000,000
Sale of Stock, Price Per Share | $ / shares			$ 1.40
Stock Issued During Period, Shares, New Issues | shares			4,311,019
Warrants issued to purchase ADS (in shares) | shares								2,327,948		2,327,948
Nominal value of ADS (in per warrant ADS) | $ / shares								$ 0.0001		$ 0.0001
Registered Direct Offering | Investor warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares) | shares	3,720,409
Exercise price of warrants (in dollars per ADS) | $ / shares	$ 1.40
Registered Direct Offering | Placement agent warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares) | shares		172,441
Exercise price of warrants (in dollars per ADS) | $ / shares	$ 1.50	$ 1.75
Placement agent fees and expenses | $	$ 774,320	$ 542,834
Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares) | shares								398,384		398,384
Nominal value of ADS (in per warrant ADS) | $ / shares								$ 0.0001		$ 0.0001
Placement agent fees and expenses | $						$ 993,000
Threshold period for exercise of warrants on cashless basis						9 months
Warrants Issued | shares										4,018,042
Private Placement | Paulson Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase ADS (in shares) | shares			2,155,507
Private Placement | Investor warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per ADS) | $ / shares			$ 1.65
Private Placement | Placement agent warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per ADS) | $ / shares						$ 3.00
Employees And Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Gross | $								$ 122,856	$ 82,102	$ 221,692	$ 166,994
2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of options (in shares) | shares										890,000,000
Share based compensation arrangement by share based payment award, number of additional shares authorized | shares										510,188,415
Share based compensation arrangement by Share based payment award, expiration period										10 years
2014 Equity Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by Share based payment award, award vesting period										1 year
2014 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by Share based payment award, award vesting period										4 years